Cover	Mar. 05, 2020
Cover page.
Document Period End Date	Mar. 05, 2020
Document Type	8-K/A
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38352
Entity Tax Identification Number	47-4116383
Entity Address, Address Line One	1501 Yamato Road
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	988-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ADT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Central Index Key	0001703056
Amendment Flag	true
Entity Registrant Name	ADT Inc.
Amendment Description	On March 5, 2020, ADT Inc. (the “Company”) issued a press release announcing its financial results for the three months and year ended December 31, 2019. Due to a ministerial error, a draft release was included with the Company’s initial Form 8-K filing. The corrected release reflects immaterial changes: (i) to the financing term of the consumer financing set forth on page 4; (ii) to footnote 2 on page 6; and (iii) to the December 31, 2019 reconciliation on page 18. A copy of the Company’s revised press release is being furnished herewith as Exhibit 99.1 and is incorporated herein by reference in its entirety.